Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 20, 2016
Registrant Name	dei_EntityRegistrantName	Centerstone Investors Trust
Central Index Key	dei_EntityCentralIndexKey	0001663503
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	cit
Document Creation Date	dei_DocumentCreationDate	Oct. 20, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 20, 2016
Prospectus Date	rr_ProspectusDate	Oct. 20, 2016
Centerstone Investors Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Centerstone Investors Fund
Supplement [Text Block]	cit_SupplementTextBlock

Centerstone Investors Fund

Class A (Symbol: CETAX)

Class C (Symbol: CENNX)

Class I (Symbol: CENTX)

Centerstone International Fund

Class A (Symbol: CSIAX)

Class C (Symbol: CSINX)

Class I (Symbol: CINTX)

Supplement No. 2 dated October 20, 2016

to the Prospectus and Statement of Additional Information (“SAI”)

dated May 3, 2016,

This Supplement contains new and additional information that supersedes any contrary information contained in the Centerstone Investors and Centerstone International Funds (the “Funds”) current Prospectus and SAI, and should be read in conjunction with the Prospectus and SAI. All capitalized terms used but not defined herein have the meanings ascribed to them in the Prospectus and SAI.

The following paragraph is hereby added as the last paragraph of the Section “Principal Investment Strategies” on pages 3, 10, 15, and 20 of the Prospectus:

Each Fund may also invest up to 10% of its total assets in precious metals such as gold or silver, or in instruments related to such precious metals such as commodity contracts, options on such contracts, structured notes and exchange traded funds.

The following risk is hereby added after “Currency Risk” on pages 5 and 10 of the Prospectus:

Gold and Precious Metals Risk: The Fund may invest directly and indirectly in precious metals. Gold and other precious metals prices can be influenced by a variety of economic, financial and political factors, especially inflation, which may have an impact on the Fund's performance.

The following risk is hereby added after “Currency Risk” on pages 17 and 22 of the Prospectus:

Gold and Precious Metals Risk: The Fund may invest directly and indirectly in precious metals. Gold and other precious metals prices can be influenced by a variety of economic, financial and political factors, especially inflation: when inflation is low or expected to fall, prices tend to be weak. Any market price movements, regulatory or technological changes, or economic conditions affecting gold-related investments may have an impact on the Fund's performance. Additionally, there are certain considerations related to gold and other direct precious metal investments, including custody and transaction costs that may be higher than those involving securities.

The Section “Commodities and Commodity Contracts” on page B-10 of the SAI is hereby deleted in its entirety and replaced with the following:

Each Fund may purchase or sell such precious metals as gold or silver directly or may invest in precious metal commodity contracts and options on such contracts (metals are considered “commodities” under the federal commodities laws). Each Fund also may invest in instruments related to precious metals and other commodities, including structured notes and exchange traded funds. Each Fund may invest up to 10% of its total assets in such precious metals or in instruments related to such precious metals.

CLASS A SHARES CONTINGENT DEFERRED SALES CHARGE

Footnote 1 in the table “Annual Fund Operating Expenses” on pages 2 and 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

(1)

A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 18 months of their purchase when an initial sales charge was not paid on the purchase.

Footnote 2 in the section “More About Class A Shares” on page 28 of the Prospectus is hereby deleted in its entirety and replaced with the following:

(2)

Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed.

CLASS A SHARES SELLING BROKER COMMISSIONS

Footnote 3 in the section “More About Class A Shares” on page 28 of the Prospectus is hereby deleted in its entirety and replaced with the following:

(3)

A selling broker may receive commissions on purchases of Class A shares of $1 million or more calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts between $3 million and $5 million, 0.25% on amounts between $5 million and $7 million, and 0.10% on amounts over $7 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

Please retain this Supplement with your Prospectus and SAI for future reference. These documents are available upon request and without charge by calling the Fund at 1-877-314-9006.

Centerstone International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Centerstone International Fund
Supplement [Text Block]	cit_SupplementTextBlock

Centerstone Investors Fund

Class A (Symbol: CETAX)

Class C (Symbol: CENNX)

Class I (Symbol: CENTX)

Centerstone International Fund

Class A (Symbol: CSIAX)

Class C (Symbol: CSINX)

Class I (Symbol: CINTX)

Supplement No. 2 dated October 20, 2016

to the Prospectus and Statement of Additional Information (“SAI”)

dated May 3, 2016,

This Supplement contains new and additional information that supersedes any contrary information contained in the Centerstone Investors and Centerstone International Funds (the “Funds”) current Prospectus and SAI, and should be read in conjunction with the Prospectus and SAI. All capitalized terms used but not defined herein have the meanings ascribed to them in the Prospectus and SAI.

The following paragraph is hereby added as the last paragraph of the Section “Principal Investment Strategies” on pages 3, 10, 15, and 20 of the Prospectus:

Each Fund may also invest up to 10% of its total assets in precious metals such as gold or silver, or in instruments related to such precious metals such as commodity contracts, options on such contracts, structured notes and exchange traded funds.

The following risk is hereby added after “Currency Risk” on pages 5 and 10 of the Prospectus:

Gold and Precious Metals Risk: The Fund may invest directly and indirectly in precious metals. Gold and other precious metals prices can be influenced by a variety of economic, financial and political factors, especially inflation, which may have an impact on the Fund's performance.

The following risk is hereby added after “Currency Risk” on pages 17 and 22 of the Prospectus:

Gold and Precious Metals Risk: The Fund may invest directly and indirectly in precious metals. Gold and other precious metals prices can be influenced by a variety of economic, financial and political factors, especially inflation: when inflation is low or expected to fall, prices tend to be weak. Any market price movements, regulatory or technological changes, or economic conditions affecting gold-related investments may have an impact on the Fund's performance. Additionally, there are certain considerations related to gold and other direct precious metal investments, including custody and transaction costs that may be higher than those involving securities.

The Section “Commodities and Commodity Contracts” on page B-10 of the SAI is hereby deleted in its entirety and replaced with the following:

Each Fund may purchase or sell such precious metals as gold or silver directly or may invest in precious metal commodity contracts and options on such contracts (metals are considered “commodities” under the federal commodities laws). Each Fund also may invest in instruments related to precious metals and other commodities, including structured notes and exchange traded funds. Each Fund may invest up to 10% of its total assets in such precious metals or in instruments related to such precious metals.

CLASS A SHARES CONTINGENT DEFERRED SALES CHARGE

Footnote 1 in the table “Annual Fund Operating Expenses” on pages 2 and 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

(1)

A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 18 months of their purchase when an initial sales charge was not paid on the purchase.

Footnote 2 in the section “More About Class A Shares” on page 28 of the Prospectus is hereby deleted in its entirety and replaced with the following:

(2)

Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed.

CLASS A SHARES SELLING BROKER COMMISSIONS

Footnote 3 in the section “More About Class A Shares” on page 28 of the Prospectus is hereby deleted in its entirety and replaced with the following:

(3)

A selling broker may receive commissions on purchases of Class A shares of $1 million or more calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts between $3 million and $5 million, 0.25% on amounts between $5 million and $7 million, and 0.10% on amounts over $7 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

Please retain this Supplement with your Prospectus and SAI for future reference. These documents are available upon request and without charge by calling the Fund at 1-877-314-9006.